Net income(loss) per share (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (610,374)	$ (88,495)	¥ (205,963)	¥ 426,534
Net (income) loss attributable to non-controlling interests	843	122	(1,505)	(796)
Net loss (income) attributable to redeemable non-controlling interests	(43,759)	$ (6,344)	(12,362)	254
Net income (loss) attributable to ordinary shareholders of Baozun Inc. | ¥	¥ (653,290)		¥ (219,830)	¥ 425,992
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ (3.56)	$ (0.52)	¥ (1.02)	¥ 2.27
Diluted | (per share)	(3.56)	(0.52)	(1.02)	2.23
Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	(10.69)	(1.55)	(3.05)	6.82
Diluted | (per share)	¥ (10.69)	$ (1.55)	¥ (3.05)	¥ 6.69
Weighted average number of ordinary shares
Basic	183,274,855	183,274,855	216,370,290	187,322,781
Diluted	183,274,855	183,274,855	216,370,290	190,988,171